[letterhead of
State Street Research Investment Services, Inc.
One Financial Center
Boston, Massachusetts 02111]

October 8, 1998

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Master Investment Trust
         Securities Act of 1933 Registration No. 33-32729
         Investment Company Act of 1940 File No. 811-84
         CIK 0000093755
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Master Investment Trust (the "Registrant") and pursuant to Rule 497(e) of the Securities Act of 1933, we hereby file Supplement No. 1 dated October 1, 1998, to the Statement of Additional Information dated May 1, 1998 for State Street Research Investment Trust, a series of the Registrant.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

Very truly yours,

State Street Research
Investment Services, Inc.

By:  /s/ Amy L. Simmons
         Amy L. Simmons
         Vice President

Attachment

cc:      John Hunt, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin, Procter & Hoar LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company

                     Supplement No. 1 dated October 1, 1998
                                       to
              Statement of Additional Information dated May 1, 1998
                                       for
                     State Street Research Investment Trust
            a series of State Street Research Master Investment Trust



Purchase and Redemption of Shares

The following is hereby added as the final paragraph under the caption "Purchase and Redemption of Shares" at page 32 of the Statement of Additional Information:

                  "Special Offering Period. During a Special Offering Period commencing October 1, 1998 through December 31, 1998, the minimum initial investment for accounts opened by persons eligible to receive the Alaska Permanent Fund Dividend is reduced to $1,000. This Special Offering is subject to related administrative policies established by the Distributor. The Fund reserves the right to accept any such new investments or suspend such sale of shares or otherwise modify or extend the above terms at any time without further notice or supplement to this Statement of Additional Information."